SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Short-term borrowings
Short-term bank borrowings and current portion of long-term loan	¥ 4,100
Total	32,674	$ 4,737	¥ 39,866
2022 Notes
Short-term borrowings
Short-term bank borrowings and current portion of long-term loan			324
Principal amount redeemed for cash	363	51
2022 Booking Notes
Short-term borrowings
Short-term bank borrowings and current portion of long-term loan			159
Principal amount redeemed for cash	178	25
Loan facility
Short-term borrowings
Short-term bank borrowings and current portion of long-term loan	28,398		39,113
Securitization debt
Short-term borrowings
Long-term debt, current maturities	72		¥ 270
Short-term borrowings
Short-term borrowings
Short-term bank borrowings and current portion of long-term loan	28,400	4,100
Short-term borrowings collateralized by short-term and long-term investments	5,000	700
Short-term and long-term investments	¥ 4,600	$ 700
Weighted average interest rate	2.90%	2.90%
Revolving credit facility agreement
Short-term borrowings
Revolving debt securities, term	12 months
Exchangeable Senior Notes [Member]
Short-term borrowings
Short-term bank borrowings and current portion of long-term loan	¥ 4,204
Minimum | Revolving credit facility agreement
Short-term borrowings
Weighted average interest rate	3.90%	3.90%
Maximum | Revolving credit facility agreement
Short-term borrowings
Weighted average interest rate	6.00%	6.00%